Redeemable non-controlling interests and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable non-controlling interests and non-controlling interests
Schedule of Change in Carrying Amount of Redeemable Non-Controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the year ended December 31, 2019 is as follows:

Redeemable non-controlling
interests
US$
Beginning Balance at January 1, 2019	6,393,530
Net loss attributable to redeemable non-controlling interests	(27,068)
Accretion to redemption value of redeemable non-controlling interests	311,757
Acquisition of redeemable non-controlling interests	(6,678,219)
Ending Balance at December 31, 2019	—